Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Schedule of Inventories [Abstract]
Raw materials		$ 153,851
Finished goods	375,881
Inventories	$ 375,881	$ 153,851